Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Principal Amount Outstanding	$ 2,688.1	$ 2,238.6
Fair Value Adjustment	(80.1)	(0.3)
Total mortgage loans payable	$ 2,608.0	2,238.3
Mass Court
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	2.88% paid monthly
Annual interest rate	2.88%
Principal Amount Outstanding	$ 90.2	92.1
Maturity	Sep. 01, 2019
Red Canyon at Palomino Park
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	5.34% paid monthly
Annual interest rate	5.34%
Principal Amount Outstanding	$ 27.1	27.1
Maturity	Aug. 01, 2020
Green River at Palomino Park
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	5.34% paid monthly
Annual interest rate	5.34%
Principal Amount Outstanding	$ 33.2	33.2
Maturity	Aug. 01, 2020
Blue Ridge at Palomino Park
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	5.34% paid monthly
Annual interest rate	5.34%
Principal Amount Outstanding	$ 33.4	33.4
Maturity	Aug. 01, 2020
Ashford Meadows Apartments
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	5.17% paid monthly
Annual interest rate	5.17%
Principal Amount Outstanding	$ 44.6	44.6
Maturity	Aug. 01, 2020
The Knoll
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.98% paid monthly
Annual interest rate	3.98%
Principal Amount Outstanding	$ 16.9	17.5
Maturity	Dec. 05, 2020
The Corner
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	4.66% paid monthly
Annual interest rate	4.66%
Principal Amount Outstanding	$ 0.0	105.0
Maturity	Jun. 01, 2021
Ascent at Windward
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.51% paid monthly
Annual interest rate	3.51%
Principal Amount Outstanding	$ 34.6	0.0
Maturity	Jan. 01, 2022
The Palatine
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	4.25% paid monthly
Annual interest rate	4.25%
Principal Amount Outstanding	$ 77.4	78.8
Maturity	Jan. 10, 2022
The Forum at Carlsbad
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	4.25% paid monthly
Annual interest rate	4.25%
Principal Amount Outstanding	$ 87.3	88.9
Maturity	Mar. 01, 2022
Fusion 1560
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.42% paid monthly
Annual interest rate	3.42%
Principal Amount Outstanding	$ 37.4	0.0
Maturity	Jun. 10, 2022
The Colorado
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.69% paid monthly
Annual interest rate	3.69%
Principal Amount Outstanding	$ 89.9	91.7
Maturity	Nov. 01, 2022
The Legacy at Westwood
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.69% paid monthly
Annual interest rate	3.69%
Principal Amount Outstanding	$ 45.8	46.7
Maturity	Nov. 01, 2022
Regents Court
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.69% paid monthly
Annual interest rate	3.69%
Principal Amount Outstanding	$ 38.8	39.6
Maturity	Nov. 01, 2022
Fourth & Madison | Loan A
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.75% paid monthly
Annual interest rate	3.75%
Principal Amount Outstanding	$ 198.2	200.0
Maturity	Jun. 01, 2023
Fourth & Madison | Loan B
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	4.17% paid monthly
Annual interest rate	4.17%
Principal Amount Outstanding	$ 90.0	0.0
Maturity	Jun. 01, 2023
1001 Pennsylvania Avenue
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.70% paid monthly
Annual interest rate	3.70%
Principal Amount Outstanding	$ 327.0	330.0
Maturity	Jun. 01, 2023
Biltmore at Midtown
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.94% paid monthly
Annual interest rate	3.94%
Principal Amount Outstanding	$ 36.4	0.0
Maturity	Jul. 05, 2023
Cherry Knoll
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.78% paid monthly
Annual interest rate	3.78%
Principal Amount Outstanding	$ 35.3	0.0
Maturity	Jul. 05, 2023
Lofts at SoDo
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.94% paid monthly
Annual interest rate	3.94%
Principal Amount Outstanding	$ 35.1	0.0
Maturity	Jul. 05, 2023
1401 H Street, NW
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.65% paid monthly
Annual interest rate	3.65%
Principal Amount Outstanding	$ 115.0	115.0
Maturity	Nov. 05, 2024
Circa Green Lake
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.71% paid monthly
Annual interest rate	3.71%
Principal Amount Outstanding	$ 52.0	0.0
Maturity	Mar. 05, 2025
Union - South Lake Union
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.66% paid monthly
Annual interest rate	3.66%
Principal Amount Outstanding	$ 57.0	0.0
Maturity	Mar. 05, 2025
Holly Street Village
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.65% paid monthly
Annual interest rate	3.65%
Principal Amount Outstanding	$ 81.0	0.0
Maturity	May 01, 2025
Township Apartments
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.65% paid monthly
Annual interest rate	3.65%
Principal Amount Outstanding	$ 49.0	0.0
Maturity	May 01, 2025
32 South State Street
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	4.48% paid monthly
Annual interest rate	4.48%
Principal Amount Outstanding	$ 24.0	24.0
Maturity	Jun. 06, 2025
780 Third Avenue | Loan A
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.55% paid monthly
Annual interest rate	3.55%
Principal Amount Outstanding	$ 150.0	150.0
Maturity	Aug. 01, 2025
780 Third Avenue | Loan B
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.55% paid monthly
Annual interest rate	3.55%
Principal Amount Outstanding	$ 20.0	20.0
Maturity	Aug. 01, 2025
701 Brickell Avenue
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.66% paid monthly
Annual interest rate	3.66%
Principal Amount Outstanding	$ 184.0	184.0
Maturity	Apr. 01, 2026
55 Second Street
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.74% paid monthly
Annual interest rate	3.74%
Principal Amount Outstanding	$ 137.5	137.5
Maturity	Oct. 01, 2026
1900 K Street, NW
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.93% paid monthly
Annual interest rate	3.93%
Principal Amount Outstanding	$ 163.0	163.0
Maturity	Apr. 01, 2028
501 Boylston Street
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.70% paid monthly
Annual interest rate	3.70%
Principal Amount Outstanding	$ 0.0	216.5
Maturity	Apr. 01, 2028
99 High Street
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.90% paid monthly
Annual interest rate	3.90%
Principal Amount Outstanding	$ 277.0	$ 0.0
Maturity	Mar. 01, 2030